Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Summary Of Outstanding FHLB Advances

(Dollars in thousands)	2011	2010
1.39% advance due February 2012	$8,000	$8,000
1.48% advance due April 2012	52,000	52,000
2.96% advance due January 2013	5,000	5,000
2.01% advance due February 2013	30,000	30,000
2.07% advance due April 2013	69,000	69,000
3.92% advance due April 2013	1,500	1,500
3.34% advance due June 2013	42,000	42,000
1.45% advance due July 2013	26,000	26,000
2.62% advance due April 2014	25,000	25,000
1.94% advance due July 2014	10,000	10,000
1.58% advance due September 2014	25,473	—
1.63% advance due September 2014	25,508	—
4.12% advance due February 2015	25,000	25,000
4.55% advance due February 2016	45,000	45,000
4.83% advance due May 2016	50,000	50,000
3.47% advance due November 2017	10,000	10,000
4.18% advance due February 2022	25,000	25,000

Federal Home Loan Bank advances	$474,481	$423,500